Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik000889188s_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 4, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus") and Forward

Funds Class A, Class B, Class C and Class M Prospectus ("Load Prospectus")

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSE LIMITS

The following information applies to the Forward Tactical Enhanced Fund only:

Accordingly, effective October 1, 2011, the following changes are made:

The "Annual Fund Operating Expenses" table and the "Examples" table for the Forward Tactical Enhanced Fund on page 91 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.75%	1.75%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(2)	0.41%	0.41%
Acquired Fund Fees and Expenses(2)	0.04%	0.04%
Total Annual Fund Operating Expenses	2.60%	2.25%
Fee Waiver and/or Expense Reimbursement(3)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.38%	2.03%

(1)	Restated to reflect current fees.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)

The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$241	$206
3 Years	$787	$682

The "Annual Fund Operating Expenses" table and the "Examples" table for the Forward Tactical Enhanced Fund on page 86 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class M
Management Fee	1.75%	1.75%	1.75%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(2)	0.41%	0.41%	0.41%
Acquired Fund Fees and Expenses(2)	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.75%	3.20%	2.25%
Fee Waiver and/or Expense Reimbursement(3)	–0.22%	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.53%	2.98%	2.03%

(1)	Restated to reflect current fees.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.49%, 2.94%, and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$816	$401	$206
3 Years	$1,359	$965	$682

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$816	$301	$206
3 Years	$1,359	$965	$682

****

The following information applies to the Forward Tactical Growth Fund only:

Accordingly, effective October 1, 2011, the following changes are made:

The "Annual Fund Operating Expenses" table and the "Examples" table for the Forward Tactical Growth Fund on page 94 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.81%	1.46%

(1)	Restated to reflect current fees.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$184	$149
3 Years	$569	$462
5 Years	$979	$797
10 Years	$2,124	$1,744

The "Annual Fund Operating Expenses" table and the "Examples" table for the Forward Tactical Growth Fund on page 89 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class M
Management Fee	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.96%	2.41%	1.46%

(1)	Restated to reflect current fees.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$763	$344	$149
3 Years	$1,155	$751	$462
5 Years	$1,571	$1,285	$797
10 Years	$2,726	$2,742	$1,744

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$763	$244	$149
3 Years	$1,155	$751	$462
5 Years	$1,571	$1,285	$797
10 Years	$2,726	$2,742	$1,744

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

No Load | Forward Tactical Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
1 Year	rr_ExpenseExampleYear01	184
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	979
10 Years	rr_ExpenseExampleYear10	2,124
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	979
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,124
No Load | Forward Tactical Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,744
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	797
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,744
No Load | Forward Tactical Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000889188s_SupplementTextBlock

The following information applies to the Forward Tactical Growth Fund only:

Accordingly, effective October 1, 2011, the following changes are made:

The "Annual Fund Operating Expenses" table and the "Examples" table for the Forward Tactical Growth Fund on page 94 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.81%	1.46%

(1)	Restated to reflect current fees.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$184	$149
3 Years	$569	$462
5 Years	$979	$797
10 Years	$2,124	$1,744

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

[1]	Restated to reflect current fees.